Label	Element	Value
Nuveen Green Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Green Bond Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 64 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2025
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimates for the current fiscal year.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following hereby replaces in its entirety the table in the “Example” sub-section of the “Fees and expenses” section on page 65 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 66 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Subsidiary”). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by Advisors and has the same investment objective as the Fund. The Subsidiary may invest without limitation in Regulation S securities.

Nuveen Green Bond Fund | Regulation S Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.
Nuveen Green Bond Fund | Risks of Investments in the Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks of Investments in the Fund’s Wholly Owned Subsidiary—The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiary is not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is wholly owned and controlled by the Fund and managed by Advisors. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.
Nuveen Green Bond Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 803
Nuveen Green Bond Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 450
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,502
Nuveen Green Bond Fund | Retirement Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,100
Nuveen Green Bond Fund | Premier Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 982
Nuveen Green Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.35%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 911

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average daily net assets for Class R6 shares; and (v) 0.70% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2025, unless changed with approval of the Board of Trustees.